Quarterly Holdings Report
for
Fidelity® Equity-Income K6 Fund
April 30, 2026
EQU-K6-NPRT1-0626
1.9893874.106
Common Stocks - 97.4%
	Shares	Value ($)
CANADA - 3.0%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Restaurant Brands International Inc	35,176	2,838,474
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Alimentation Couche-Tard Inc	29,921	1,770,127
Metro Inc/CN	32,067	2,149,682
TOTAL CONSUMER STAPLES		3,919,809
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd	62,867	3,000,918
Imperial Oil Ltd	30,117	4,034,372
TOTAL ENERGY		7,035,290
TOTAL CANADA		13,793,573
FRANCE - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vallourec SACA	56,078	1,688,179
GERMANY - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Siemens AG	4,815	1,430,831
ITALY - 0.6%
Industrials - 0.6%
Electrical Equipment - 0.6%
Prysmian SpA	18,323	2,787,097
JAPAN - 0.5%
Industrials - 0.5%
Industrial Conglomerates - 0.5%
Hitachi Ltd	67,816	2,156,437
KOREA (SOUTH) - 1.8%
Information Technology - 1.8%
Technology Hardware, Storage & Peripherals - 1.8%
Samsung Electronics Co Ltd	52,440	7,947,508
NETHERLANDS - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
NXP Semiconductors NV	17,104	5,021,563
TAIWAN - 2.0%
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	22,453	8,892,735
UNITED KINGDOM - 2.8%
Consumer Staples - 0.4%
Personal Care Products - 0.3%
Unilever PLC	20,710	1,207,707
Tobacco - 0.1%
Imperial Brands PLC	17,389	660,654
TOTAL CONSUMER STAPLES		1,868,361
Health Care - 1.8%
Pharmaceuticals - 1.8%
Astrazeneca PLC	25,861	4,908,351
GSK PLC	116,444	3,052,867
TOTAL HEALTH CARE		7,961,218
Industrials - 0.6%
Aerospace & Defense - 0.6%
Rolls-Royce Holdings PLC	182,501	2,936,726
TOTAL UNITED KINGDOM		12,766,305
UNITED STATES - 84.9%
Communication Services - 8.3%
Diversified Telecommunication Services - 1.9%
AT&T Inc	114,125	2,982,086
Comcast Corp Class A	87,439	2,364,351
Verizon Communications Inc	72,242	3,469,783
		8,816,220
Entertainment - 1.0%
Walt Disney Co/The	45,535	4,724,256
Interactive Media & Services - 4.5%
Alphabet Inc Class A	47,656	18,338,029
Meta Platforms Inc Class A	2,563	1,568,325
		19,906,354
Wireless Telecommunication Services - 0.9%
T-Mobile US Inc	20,205	3,950,078
TOTAL COMMUNICATION SERVICES		37,396,908
Consumer Discretionary - 7.0%
Broadline Retail - 1.1%
Amazon.com Inc (a)	19,028	5,043,562
Diversified Consumer Services - 0.2%
H&R Block Inc	28,750	912,238
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp	15,325	4,499,267
Starbucks Corp	18,767	1,976,728
		6,475,995
Specialty Retail - 3.2%
Burlington Stores Inc (a)	7,944	2,542,159
Dick's Sporting Goods Inc	10,121	2,296,657
Lowe's Cos Inc	19,910	4,754,309
TJX Cos Inc/The	30,610	4,798,118
		14,391,243
Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Co	2,302	140,238
NIKE Inc Class B	21,500	953,740
Tapestry Inc	27,612	4,004,844
		5,098,822
TOTAL CONSUMER DISCRETIONARY		31,921,860
Consumer Staples - 7.6%
Beverages - 1.8%
Coca-Cola Co/The	63,740	5,020,163
Keurig Dr Pepper Inc	105,256	3,094,526
		8,114,689
Consumer Staples Distribution & Retail - 3.4%
Albertsons Cos Inc Class A	32,954	555,275
BJ's Wholesale Club Holdings Inc (a)	25,225	2,368,375
Costco Wholesale Corp	376	381,463
Target Corp	27,129	3,519,988
Walmart Inc	65,180	8,599,198
		15,424,299
Food Products - 0.6%
JM Smucker Co	10,421	1,021,571
Mondelez International Inc	26,850	1,649,664
		2,671,235
Household Products - 1.6%
Clorox Co/The	5,100	491,844
Procter & Gamble Co/The	45,792	6,735,545
		7,227,389
Personal Care Products - 0.2%
Kenvue Inc	57,158	1,001,979
TOTAL CONSUMER STAPLES		34,439,591
Energy - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp	8,482	1,639,655
Enterprise Products Partners LP	60,337	2,335,042
Exxon Mobil Corp	96,823	14,942,694
Phillips 66	7,416	1,328,576
Shell PLC	82,719	3,760,969
Valero Energy Corp	6,690	1,689,760
TOTAL ENERGY		25,696,696
Financials - 18.6%
Banks - 10.7%
Bank of America Corp	153,511	8,206,698
Huntington Bancshares Inc/OH	182,096	3,051,929
JPMorgan Chase & Co	46,931	14,700,198
M&T Bank Corp	19,824	4,334,121
PNC Financial Services Group Inc/The	27,188	6,062,924
US Bancorp	62,399	3,535,527
Wells Fargo & Co	101,209	8,322,416
		48,213,813
Capital Markets - 1.5%
Blackrock Inc	3,036	3,235,162
Charles Schwab Corp/The	41,191	3,774,743
		7,009,905
Consumer Finance - 0.6%
Capital One Financial Corp	15,205	2,908,717
Financial Services - 0.9%
Apollo Global Management Inc	15,480	1,992,586
Visa Inc Class A	5,935	1,957,600
		3,950,186
Insurance - 4.9%
American Financial Group Inc/OH	20,199	2,691,921
Chubb Ltd	21,453	7,015,132
Hartford Insurance Group Inc/The	32,910	4,502,417
Marsh & McLennan Cos Inc	18,426	3,090,224
Travelers Companies Inc/The	16,024	4,889,563
		22,189,257
TOTAL FINANCIALS		84,271,878
Health Care - 10.2%
Biotechnology - 3.3%
AbbVie Inc	35,482	7,498,056
Gilead Sciences Inc	56,489	7,391,021
		14,889,077
Health Care Providers & Services - 1.6%
Cigna Group/The	6,110	1,775,444
UnitedHealth Group Inc	14,781	5,476,065
		7,251,509
Life Sciences Tools & Services - 0.7%
Danaher Corp	17,643	3,157,215
Pharmaceuticals - 4.6%
Eli Lilly & Co	3,010	2,813,146
Johnson & Johnson	39,544	9,089,188
Merck & Co Inc	61,538	6,718,719
Royalty Pharma PLC Class A	45,235	2,265,821
		20,886,874
TOTAL HEALTH CARE		46,184,675
Industrials - 10.4%
Aerospace & Defense - 3.0%
GE Aerospace	14,443	4,187,459
General Dynamics Corp	9,210	3,171,003
Huntington Ingalls Industries Inc	8,235	2,999,928
Northrop Grumman Corp	5,238	3,035,316
		13,393,706
Air Freight & Logistics - 0.4%
United Parcel Service Inc Class B	16,100	1,751,680
Building Products - 1.0%
Johnson Controls International plc	30,697	4,482,683
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	18,767	752,973
Veralto Corp	10,089	889,850
		1,642,823
Electrical Equipment - 1.8%
AMETEK Inc	13,130	3,092,115
GE Vernova Inc	4,752	5,148,602
		8,240,717
Ground Transportation - 0.9%
Norfolk Southern Corp	13,460	4,251,072
Machinery - 2.2%
Crane Co	15,517	2,757,836
ITT Inc	33,663	7,215,328
		9,973,164
Professional Services - 0.1%
KBR Inc	18,045	676,507
Trading Companies & Distributors - 0.6%
Watsco Inc (b)	6,189	2,709,792
TOTAL INDUSTRIALS		47,122,144
Information Technology - 6.5%
Communications Equipment - 1.4%
Cisco Systems Inc	69,901	6,395,942
Electronic Equipment, Instruments & Components - 0.2%
Crane NXT Co	22,359	998,999
IT Services - 1.6%
Accenture PLC Class A	10,302	1,841,070
Amdocs Ltd	26,817	1,734,255
IBM Corporation	16,200	3,741,877
		7,317,202
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices Inc	10,143	4,080,123
Broadcom Inc	4,711	1,966,513
		6,046,636
Software - 1.5%
Gen Digital Inc	45,286	873,567
Microsoft Corp	14,219	5,798,224
		6,671,791
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	7,565	2,052,763
TOTAL INFORMATION TECHNOLOGY		29,483,333
Materials - 2.9%
Chemicals - 2.0%
Linde PLC	17,954	8,997,468
Containers & Packaging - 0.9%
Ball Corp	35,762	2,184,343
Crown Holdings Inc	19,167	1,884,307
		4,068,650
TOTAL MATERIALS		13,066,118
Real Estate - 2.0%
Specialized REITs - 2.0%
American Tower Corp	9,496	1,735,014
Lamar Advertising Co Class A	28,467	3,923,891
Public Storage	11,113	3,361,127
TOTAL REAL ESTATE		9,020,032
Utilities - 5.7%
Electric Utilities - 3.9%
Constellation Energy Corp	11,002	3,443,626
Exelon Corp	30,021	1,380,666
FirstEnergy Corp	24,718	1,174,599
NextEra Energy Inc	62,731	6,140,111
NRG Energy Inc	3,700	575,646
PG&E Corp	83,666	1,390,529
Southern Co/The	36,052	3,486,228
		17,591,405
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	9,232	868,269
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	16,113	2,543,276
Multi-Utilities - 1.1%
Ameren Corp	14,071	1,599,169
CenterPoint Energy Inc	38,047	1,660,752
WEC Energy Group Inc	13,995	1,650,570
		4,910,491
TOTAL UTILITIES		25,913,441
TOTAL UNITED STATES		384,516,676
TOTAL COMMON STOCKS (Cost $320,710,762)		441,000,904

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	12,490,949	12,493,448
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	2,666,958	2,667,225
TOTAL MONEY MARKET FUNDS (Cost $15,160,673)			15,160,673

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $335,871,435)	456,161,577
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(3,260,347)
NET ASSETS - 100.0%	452,901,230

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,855,990	22,140,685	22,503,227	124,871	-	-	12,493,448	12,490,949	0.0%
Fidelity Securities Lending Cash Central Fund	626,000	16,553,338	14,512,113	2,233	-	-	2,667,225	2,666,958	0.0%
Total	13,481,990	38,694,023	37,015,340	127,104	-	-	15,160,673

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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